FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  03/31/05

Institutional Investment Manager filing this report:

Name:		Investors Management Services, Inc.
Address:	300 Park Street, Suite 310
		P.O. Box 3019
		Birmingham, MI 48012

Check if Amendment  [  ] ;  Amendment Number:
This Amendment (Check only one.):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

13F File Number:	28-4224

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Richard Wiggins
Title:	President
Phone:	248-642-1020
Signature, Place and Date of Signing:

	Richard Wiggins	  Birmingham, MI	04/27/05

Report Type:  (Check only one.)  :

[  x  ]		13F HOLDINGS REPORT.
[     ]		13F NOTICE.
[     ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:         67 data records

Form 13F Information Table Value Total:         64,243 (x$1000)


List of Other Included Managers:                0

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ford Motor Co. Cap. Tr II 6.50                  345395206      326     7200 SH       SOLE                                       7200
American Mutual Fund Class A                    027681105      447 17103.8940SH      SOLE                                 17103.8940
Amdocs Limited                 COM              G02602103      287    10100 SH       SOLE                                      10100
American Express Co.           COM              025816109     2106    41000 SH       SOLE                     6250             34750
American Int'l Group           COM              026874107      205     3700 SH       SOLE                      800              2900
Amgen                          COM              031162100     1041    17875 SH       SOLE                     4150             13725
Arthur J. Gallagher & Co.      COM              363576109     2066    71750 SH       SOLE                    12200             59550
BB & T Corp.                   COM              054937107     1711    43775 SH       SOLE                     6600             37175
Bank Of America Corp           COM              060505104      413     9363 SH       SOLE                      531              8832
Barclays PLC (ADR)             COM              06738E204      445    10750 SH       SOLE                     1650              9100
Bristol-Myers Squibb Co.       COM              110122108      647    25425 SH       SOLE                     4750             20675
Canon, Inc. (ADR)              COM              138006309     1771    33050 SH       SOLE                     4000             29050
Citigroup, Inc.                COM              172967101     1936    43089 SH       SOLE                     5389             37700
Clear Channel Communication    COM              184502102     1265    36700 SH       SOLE                     8750             27950
Coca-Cola Co.                  COM              191216100     2342    56212 SH       SOLE                     9100             47112
Colgate-Palmolive              COM              194162103      339     6500 SH       SOLE                     1000              5500
Comerica, Inc.                 COM              200340107      563    10225 SH       SOLE                     4725              5500
Costco Wholesale               COM              22160K105      552    12500 SH       SOLE                     2500             10000
Diageo Plc (ADR)               COM              25243Q205     1450    25475 SH       SOLE                     1400             24075
Diebold, Inc.                  COM              253651103      433     7900 SH       SOLE                     1400              6500
Dr. Reddy's Laboratories       COM              256135203      562    32800 SH       SOLE                     3000             29800
Duke Energy Corp.              COM              264399106     1016    36264 SH       SOLE                     4706             31558
El Paso Corp.                  COM              28336L109      251    23750 SH       SOLE                     1800             21950
Energy East Corp.              COM              29266M109     2215    84460 SH       SOLE                    12000             72460
FPL Group, Inc.                COM              302571104     1373    34200 SH       SOLE                                      34200
First Data Corporation         COM              319963104     1606    40850 SH       SOLE                     6600             34250
Fiserv Inc.                    COM              337738108     1150    28890 SH       SOLE                     5050             23840
Garmin, Ltd.                   COM              G37260109      580    12530 SH       SOLE                     1300             11230
General Dynamics               COM              369550108     1164    10875 SH       SOLE                     3000              7875
General Electric               COM              369604103     2455    68077 SH       SOLE                    11055             57023
Goldman Sachs Group, Inc.      COM              38141G104      338     3075 SH       SOLE                      300              2775
Home Depot                     COM              437076102     1798    47026 SH       SOLE                     7450             39576
Honda Motor Co., Ltd.(ADR)     COM              438128308     1733    69200 SH       SOLE                    13400             55800
Honeywell Int'l                COM              438516106     1305    35075 SH       SOLE                     6925             28150
IBM Corp.                      COM              459200101     1312    14358 SH       SOLE                     1800             12558
James Hardie Ind. N.V.  ADS    COM              47030M106      440    19100 SH       SOLE                     3300             15800
Jefferson-Pilot Corp.          COM              475070108     2158    43987 SH       SOLE                     6300             37687
Johnson & Johnson              COM              478160104     2000    29785 SH       SOLE                     4150             25635
Lamar Advertising Co.          COM              512815101      336     8350 SH       SOLE                     1200              7150
Liberty Media Corp - A         COM              530718105      802    77307 SH       SOLE                    15872             61435
Marsh & McLennan Cos. Inc.     COM              571748102      307    10100 SH       SOLE                     2100              8000
Microsoft Corp.                COM              594918104     2259    93477 SH       SOLE                    15902             77575
Nova Biogenetics, Inc.         COM              66978M100       32    23700 SH       SOLE                                      23700
Oakley, Inc.                   COM              673662102      138    10800 SH       SOLE                                      10800
Omnicom Group, Inc.            COM              681919106     1060    11975 SH       SOLE                     3000              8975
Oracle Corp.                   COM              68389X105      127    10200 SH       SOLE                                      10200
Pfizer, Inc.                   COM              717081103     1988    75672 SH       SOLE                    10116             65556
Popular Inc.                   COM              733174106      673    27686 SH       SOLE                    22486              5200
Raytheon Company               COM              755111507      722    18663 SH       SOLE                     3200             15463
Ryanair Holdings, PLC          COM              783513104      289     6600 SH       SOLE                     1400              5200
SAP Aktiengesellschaft ADR     COM              803054204      607    15150 SH       SOLE                     6150              9000
Sara Lee Corp.                 COM              803111103     1957    88300 SH       SOLE                    13800             74500
Schering-Plough                COM              806605101      260    14350 SH       SOLE                     1400             12950
Solectron Corp.                COM              834182107       58    16700 SH       SOLE                     4900             11800
Southern Co                    COM              842587107     1503    47225 SH       SOLE                    11800             35425
Sysco Corporation              COM              871829107     1948    54400 SH       SOLE                    11100             43300
Tesco PLC SPN/ADR              COM              881575302      269    15000 SH       SOLE                     4500             10500
Teva Pharm. Indus. ADR         COM              881624209     1038    33500 SH       SOLE                     5300             28200
The Advisory Board Company     COM              00762W107      223     5100 SH       SOLE                                       5100
The Scotts Company             COM              810186106      295     4200 SH       SOLE                      300              3900
United Microelectronics        COM              910873207       85    25281 SH       SOLE                     1674             23607
United Technologies Corp.      COM              913017109     1987    19550 SH       SOLE                     2800             16750
W Holding Co., Inc.            COM              929251106      138    13669 SH       SOLE                     3599             10070
Westwood One                   COM              961815107      246    12100 SH       SOLE                     1400             10700
iShares MSCI - Mexico          COM              464286822      425    17600 SH       SOLE                     1500             16100
iShares MSCI-Germany           COM              464286806      186    10300 SH       SOLE                     3000              7300
iShares Tr. S&P LatAm 40 Index COM              464287390      478     5850 SH       SOLE                     1100              4750